Borrowings (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Current [abstract]
Term bank loans (Refer note 1 below)	₨ 964,030		₨ 387,810
Other working capital facilities (Refer note 2 below)	1,243,513		476,245
Borrowings from others (Refer note 3 below)	1,122,224		608,122
Current borrowings and current portion of non-current borrowings	3,329,767		1,472,177
Non current [abstract]
Term bank loans (Refer note 1 below)	2,009,569		1,157,173
Borrowings from others (Refer note 3 below)	1,318,975		856,515
Non-current portion of non-current borrowings	₨ 3,328,544	$ 48,120	₨ 2,013,688